Distribution Date:	11/18/21	JPMBB Commercial Mortgage Securities Trust 2014-C22
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2014-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue,8th Floor | New York, NY 10179
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19		Don Simon	(203) 660-6100
Principal Prepayment Detail	20		PO Box 4839, | Greenwich, CT 06831
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		General Contact	(302) 636-4140
Modified Loan Detail	26		1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46642NBA3	1.451000%	47,120,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642NBB1	3.037400%	29,158,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46642NBC9	3.537900%	175,000,000.00	154,893,585.82	0.00	456,665.01	0.00	0.00	456,665.01	154,893,585.82	34.70%	30.00%
A-3A2	46642NAA4	3.537900%	75,000,000.00	66,382,965.35	0.00	195,713.58	0.00	0.00	195,713.58	66,382,965.35	34.70%	30.00%
A-4	46642NBD7	3.801200%	355,389,000.00	355,389,000.00	0.00	1,125,753.89	0.00	0.00	1,125,753.89	355,389,000.00	34.70%	30.00%
A-SB	46642NBE5	3.503600%	102,553,000.00	57,332,659.82	1,491,065.97	167,392.26	0.00	0.00	1,658,458.23	55,841,593.85	34.70%	30.00%
A-S	46642NBH8	4.109500%	78,422,000.00	78,422,000.00	0.00	268,562.67	0.00	0.00	268,562.67	78,422,000.00	26.60%	23.00%
B	46642NBJ4	4.704455%	58,816,000.00	58,816,000.00	0.00	230,581.02	0.00	0.00	230,581.02	58,816,000.00	20.53%	17.75%
C	46642NBK1	4.704455%	47,614,000.00	47,614,000.00	0.00	186,664.93	0.00	0.00	186,664.93	47,614,000.00	15.61%	13.50%
D	46642NAJ5	4.704455%	61,617,000.00	61,617,000.00	0.00	241,562.00	0.00	0.00	241,562.00	61,617,000.00	9.25%	8.00%
E	46642NAL0	3.219000%	28,008,000.00	28,008,000.00	0.00	46,890.54	0.00	0.00	46,890.54	28,008,000.00	6.36%	5.50%
F	46642NAN6	3.219000%	12,604,000.00	12,604,000.00	0.00	0.00	0.00	0.00	0.00	12,604,000.00	5.06%	4.37%
G*	46642NAQ9	3.219000%	14,003,000.00	14,003,000.00	0.00	0.00	0.00	0.00	0.00	14,003,000.00	3.61%	3.13%
NR	46642NAS5	3.219000%	35,010,270.00	35,010,269.98	0.00	0.00	0.00	0.00	0.00	35,010,269.98	0.00%	0.00%
UHP	46642NAU0	4.708400%	15,099,000.00	15,099,000.00	0.00	61,218.22	0.00	0.00	61,218.22	15,099,000.00	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46642NAY2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46642NAW6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,135,413,371.01	985,191,480.97	1,491,065.97	2,981,004.12	0.00	0.00	4,472,070.09	983,700,415.00

Notional Certificates
X-A	46642NBF2	0.975048%	862,642,000.00	712,420,210.99	0.00	578,869.93	0.00	0.00	578,869.93	710,929,145.02
X-C	46642NAC0	1.485455%	28,008,000.00	28,008,000.00	0.00	34,670.52	0.00	0.00	34,670.52	28,008,000.00
X-D	46642NAE6	1.485455%	26,607,000.00	26,607,000.00	0.00	32,936.25	0.00	0.00	32,936.25	26,607,000.00
X-E	46642NAG1	1.485455%	35,010,270.00	35,010,269.98	0.00	43,338.48	0.00	0.00	43,338.48	35,010,269.98
Notional SubTotal			952,267,270.00	802,045,480.97	0.00	689,815.18	0.00	0.00	689,815.18	800,554,415.00

Deal Distribution Total					1,491,065.97	3,670,819.30	0.00	0.00	5,161,885.27

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642NBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642NBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46642NBC9	885.10620469	0.00000000	2.60951434	0.00000000	0.00000000	0.00000000	0.00000000	2.60951434	885.10620469
A-3A2	46642NAA4	885.10620467	0.00000000	2.60951440	0.00000000	0.00000000	0.00000000	0.00000000	2.60951440	885.10620467
A-4	46642NBD7	1,000.00000000	0.00000000	3.16766667	0.00000000	0.00000000	0.00000000	0.00000000	3.16766667	1,000.00000000
A-SB	46642NBE5	559.05395084	14.53946710	1.63225123	0.00000000	0.00000000	0.00000000	0.00000000	16.17171833	544.51448373
A-S	46642NBH8	1,000.00000000	0.00000000	3.42458328	0.00000000	0.00000000	0.00000000	0.00000000	3.42458328	1,000.00000000
B	46642NBJ4	1,000.00000000	0.00000000	3.92037915	0.00000000	0.00000000	0.00000000	0.00000000	3.92037915	1,000.00000000
C	46642NBK1	1,000.00000000	0.00000000	3.92037909	0.00000000	0.00000000	0.00000000	0.00000000	3.92037909	1,000.00000000
D	46642NAJ5	1,000.00000000	0.00000000	3.92037912	0.00000000	0.00000000	0.00000000	0.00000000	3.92037912	1,000.00000000
E	46642NAL0	1,000.00000000	0.00000000	1.67418380	1.00831620	12.71933412	0.00000000	0.00000000	1.67418380	1,000.00000000
F	46642NAN6	1,000.00000000	0.00000000	0.00000000	2.68250000	28.80928832	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46642NAQ9	1,000.00000000	0.00000000	0.00000000	2.68250018	40.23750268	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46642NAS5	999.99999943	0.00000000	0.00000000	2.68250002	53.54440997	0.00000000	0.00000000	0.00000000	999.99999943
UHP	46642NAU0	1,000.00000000	0.00000000	4.05445526	0.00000000	0.00235976	0.00000000	0.00000000	4.05445526	1,000.00000000
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46642NAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46642NAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642NBF2	825.85848010	0.00000000	0.67104306	0.00000000	0.00000000	0.00000000	0.00000000	0.67104306	824.12999253
X-C	46642NAC0	1,000.00000000	0.00000000	1.23787918	0.00000000	0.00000000	0.00000000	0.00000000	1.23787918	1,000.00000000
X-D	46642NAE6	1,000.00000000	0.00000000	1.23787913	0.00000000	0.00000000	0.00000000	0.00000000	1.23787913	1,000.00000000
X-E	46642NAG1	999.99999943	0.00000000	1.23787906	0.00000000	0.00000000	0.00000000	0.00000000	1.23787906	999.99999943

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	10/01/21 - 10/30/21	30	0.00	456,665.01	0.00	456,665.01	0.00	0.00	0.00	456,665.01	0.00
A-3A2	10/01/21 - 10/30/21	30	0.00	195,713.58	0.00	195,713.58	0.00	0.00	0.00	195,713.58	0.00
A-4	10/01/21 - 10/30/21	30	0.00	1,125,753.89	0.00	1,125,753.89	0.00	0.00	0.00	1,125,753.89	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	167,392.26	0.00	167,392.26	0.00	0.00	0.00	167,392.26	0.00
X-A	10/01/21 - 10/30/21	30	0.00	578,869.93	0.00	578,869.93	0.00	0.00	0.00	578,869.93	0.00
X-C	10/01/21 - 10/30/21	30	0.00	34,670.52	0.00	34,670.52	0.00	0.00	0.00	34,670.52	0.00
X-D	10/01/21 - 10/30/21	30	0.00	32,936.25	0.00	32,936.25	0.00	0.00	0.00	32,936.25	0.00
X-E	10/01/21 - 10/30/21	30	0.00	43,338.48	0.00	43,338.48	0.00	0.00	0.00	43,338.48	0.00
A-S	10/01/21 - 10/30/21	30	0.00	268,562.67	0.00	268,562.67	0.00	0.00	0.00	268,562.67	0.00
B	10/01/21 - 10/30/21	30	0.00	230,581.02	0.00	230,581.02	0.00	0.00	0.00	230,581.02	0.00
C	10/01/21 - 10/30/21	30	0.00	186,664.93	0.00	186,664.93	0.00	0.00	0.00	186,664.93	0.00
D	10/01/21 - 10/30/21	30	0.00	241,562.00	0.00	241,562.00	0.00	0.00	0.00	241,562.00	0.00
E	10/01/21 - 10/30/21	30	328,002.19	75,131.46	0.00	75,131.46	28,240.92	0.00	0.00	46,890.54	356,243.11
F	10/01/21 - 10/30/21	30	329,302.04	33,810.23	0.00	33,810.23	33,810.23	0.00	0.00	0.00	363,112.27
G	10/01/21 - 10/30/21	30	525,882.70	37,563.05	0.00	37,563.05	37,563.05	0.00	0.00	0.00	563,445.75
NR	10/01/21 - 10/30/21	30	1,780,689.20	93,915.05	0.00	93,915.05	93,915.05	0.00	0.00	0.00	1,874,604.25
UHP	10/01/21 - 10/31/21	31	35.63	61,218.22	0.00	61,218.22	0.00	0.00	0.00	61,218.22	35.63
Totals			2,963,911.76	3,864,348.55	0.00	3,864,348.55	193,529.25	0.00	0.00	3,670,819.30	3,157,441.01

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642NBH8	4.109500%	78,422,000.00	78,422,000.00	0.00	268,562.67	0.00	0.00	268,562.67	78,422,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642NBJ4	4.704455%	58,816,000.00	58,816,000.00	0.00	230,581.02	0.00	0.00	230,581.02	58,816,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642NBK1	4.704455%	47,614,000.00	47,614,000.00	0.00	186,664.93	0.00	0.00	186,664.93	47,614,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			184,852,000.03	184,852,000.00	0.00	685,808.62	0.00	0.00	685,808.62	184,852,000.00

Exchangeable Certificate Details
EC	46642NBL9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

		Additional Information

	Total Available Distribution Amount (1)	5,161,885.27
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	0
	Aggregate Unpaid Principal Balance	0.00
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,875,129.06	Master Servicing Fee	10,013.87
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,179.20
Interest Adjustments	(91,773.58)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	423.65
ARD Interest	0.00	Senior Trust Advisor Fee	1,779.32
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,783,355.48	Total Fees	15,606.04

Principal		Expenses/Reimbursements
Scheduled Principal	1,491,065.97	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	77,821.15
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,939.69
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,169.23
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,491,065.97	Total Expenses/Reimbursements	96,930.07

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,670,819.30
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,491,065.97
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,161,885.27
Total Funds Collected	5,274,421.45	Total Funds Distributed	5,274,421.38

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	968,861,580.47	968,861,580.47	Beginning Certificate Balance	985,191,480.97
(-) Scheduled Principal Collections	1,491,065.97	1,491,065.97	(-) Principal Distributions	1,491,065.97
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	967,370,514.50	967,370,514.50	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	969,953,344.79	969,953,344.79	Ending Certificate Balance	983,700,415.00
Ending Actual Collateral Balance	968,561,320.76	968,561,320.76

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	1,230,900.50
Beginning Cumulative Advances	0.00	1,230,900.50	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	1,230,900.50
Ending Cumulative Advances	0.00	1,230,900.50	Net WAC Rate	4.70%
			UC / (OC) Interest	4,825.60
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	107,543,616.84	11.12%	31	4.6024	NAP	Defeased	15	107,543,616.84	11.12%	31	4.6024	NAP
	9,999,999 or less	33	188,015,123.73	19.44%	34	4.6985	1.455843	1.35 or less	24	410,620,927.88	42.45%	32	4.6355	0.770400
10,000,000 to 19,999,999		10	144,060,753.71	14.89%	46	4.5599	1.280377	1.36 to 1.45	4	21,489,029.62	2.22%	49	4.6976	1.432680
20,000,000 to 24,999,999		1	24,031,810.69	2.48%	33	5.0315	1.194200	1.46 to 1.55	3	79,666,272.06	8.24%	33	4.4094	1.498282
25,000,000 to 49,999,999		6	198,546,020.30	20.52%	33	4.5257	1.476364	1.56 to 1.65	3	14,720,018.58	1.52%	33	4.6801	1.585221
	50,000,000 or greater	4	305,173,189.23	31.55%	32	4.4803	1.425001	1.66 to 1.80	3	23,974,814.01	2.48%	32	4.5346	1.764949
	Totals	69	967,370,514.50	100.00%	35	4.5711	1.426983	1.81 to 2.00	7	135,243,001.59	13.98%	47	4.5344	1.866481
								2.01 or greater	10	174,112,833.92	18.00%	32	4.4828	2.471389
								Totals	69	967,370,514.50	100.00%	35	4.5711	1.426983
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	20	107,543,616.84	11.12%	31	4.6024	NAP
							Defeased	20	107,543,616.84	11.12%	31	4.6024	NAP
Arizona	3	30,274,583.75	3.13%	32	4.5326	1.502641
							Lodging	6	97,775,012.03	10.11%	32	4.6844	0.098023
California	10	136,961,280.29	14.16%	32	4.6402	0.580026
							Mixed Use	9	115,588,101.40	11.95%	33	4.6242	1.236304
Florida	4	72,512,278.34	7.50%	33	4.4559	1.689251
							Mobile Home Park	1	3,616,851.20	0.37%	32	4.6400	2.122100
Georgia	1	5,103,018.02	0.53%	32	4.5530	2.565000
							Multi-Family	8	18,715,610.35	1.93%	32	4.7601	1.621852
Hawaii	1	8,875,608.72	0.92%	33	4.5600	1.321300
							Office	21	366,628,142.83	37.90%	33	4.4989	1.791854
Illinois	5	13,734,695.35	1.42%	35	4.6677	1.823512
							Retail	32	227,540,047.21	23.52%	32	4.5610	1.328164
Indiana	2	6,114,408.13	0.63%	33	4.9986	0.978680
							Self Storage	13	29,963,132.64	3.10%	99	4.7187	2.175997
Maine	1	353,006.74	0.04%	153	4.7200	1.980400
							Totals	110	967,370,514.50	100.00%	35	4.5711	1.426983
Massachusetts	4	38,497,092.27	3.98%	33	4.6475	0.640301

Michigan	27	86,592,107.34	8.95%	33	4.8270	1.360449

New Jersey	2	92,972,020.53	9.61%	32	4.3973	2.747732

New York	9	139,135,058.35	14.38%	44	4.5490	1.675549

Ohio	2	5,629,166.26	0.58%	40	4.6678	1.892997

Oklahoma	1	3,051,087.93	0.32%	32	4.6500	1.409100

Pennsylvania	2	6,682,740.29	0.69%	93	4.5853	1.454841

Puerto Rico	1	74,320,620.55	7.68%	33	4.4340	1.018800

South Carolina	2	9,185,621.88	0.95%	32	4.6994	2.190614

Tennessee	5	33,094,962.11	3.42%	34	4.4669	1.692510

Texas	3	37,178,644.61	3.84%	34	4.6621	0.833928

Vermont	1	286,818.05	0.03%	153	4.7200	1.980400

Virginia	1	17,280,500.92	1.79%	29	4.5370	0.846900

Washington, DC	1	27,362,979.49	2.83%	33	4.3715	1.510300

Wisconsin	2	14,628,597.76	1.51%	32	4.6583	1.079526

Totals	110	967,370,514.50	100.00%	35	4.5711	1.426983

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	107,543,616.84	11.12%	31	4.6024	NAP	Defeased	15	107,543,616.84	11.12%	31	4.6024	NAP
	4.40000% or less	3	84,749,882.17	8.76%	33	4.3729	1.733107	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	19	430,062,861.26	44.46%	33	4.4767	1.675292	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	21	279,790,476.33	28.92%	40	4.6667	0.937726	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	7	30,635,289.72	3.17%	32	4.9166	1.489187	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	4	34,588,388.18	3.58%	33	5.0551	1.142572	49 months or greater	54	859,826,897.66	88.88%	35	4.5672	1.412924
	Totals	69	967,370,514.50	100.00%	35	4.5711	1.426983	Totals	69	967,370,514.50	100.00%	35	4.5711	1.426983
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	107,543,616.84	11.12%	31	4.6024	NAP	Defeased	15	107,543,616.84	11.12%	31	4.6024	NAP
	60 months or less	52	836,819,795.15	86.50%	32	4.5641	1.401519	Interest Only	5	140,135,000.00	14.49%	32	4.4767	2.108332
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	239 months or less	6	85,977,055.52	8.89%	33	4.8384	1.121491
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 to 299 months	41	610,707,739.63	63.13%	32	4.5455	1.278754
	Totals	67	944,363,411.99	97.62%	32	4.5685	1.417220	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	67	944,363,411.99	97.62%	32	4.5685	1.417220
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	107,543,616.84	11.12%	31	4.6024	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	1	6,429,016.78	0.66%	91	4.5800	1.434100
	12 months or less	51	814,996,060.24	84.25%	35	4.5616	1.442725	121 months or greater	1	16,578,085.73	1.71%	153	4.7200	1.980400
	13 to 24 months	2	11,373,983.68	1.18%	33	4.7988	1.050769	Totals	2	23,007,102.51	2.38%	136	4.6809	1.827744
	25 months or greater	1	33,456,853.74	3.46%	33	4.6255	0.810100
	Totals	69	967,370,514.50	100.00%	35	4.5711	1.426983
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	883100262	OF	Long Island City	NY	Actual/360	4.456%	332,923.62	120,743.24	0.00	N/A	07/06/24	--	86,764,132.03	86,643,388.79	11/06/21
2	302360002	OF	East Rutherford	NJ	Actual/360	4.410%	288,818.86	0.00	0.00	N/A	07/01/24	--	76,055,000.00	76,055,000.00	11/01/21
3	883100266	RT	Caguas	PR	Actual/360	4.434%	191,994.94	0.00	0.00	N/A	08/06/24	--	74,320,620.55	74,320,620.55	11/06/21
4	302360004	LO	Sunnyvale	CA	Actual/360	4.640%	272,679.22	91,452.39	0.00	N/A	07/01/24	--	68,245,632.28	68,154,179.89	11/01/21
5	883100268	Various Various		Various	Actual/360	4.705%	184,154.52	127,988.16	0.00	N/A	08/06/24	--	45,453,106.77	45,325,118.61	11/06/21
6	302360006	MU	Miami	FL	Actual/360	4.388%	153,115.23	56,894.35	0.00	N/A	08/01/24	--	40,526,776.50	40,469,882.15	11/01/21
7	302360007	OF	Houston	TX	Actual/360	4.625%	133,440.63	45,104.71	0.00	N/A	08/01/24	--	33,501,958.45	33,456,853.74	10/01/21
8	302360008	OF	Washington	DC	Actual/360	4.372%	103,169.61	44,058.65	0.00	N/A	08/01/24	--	27,407,038.14	27,362,979.49	11/01/21
9	302360009	OF	Nashville	TN	Actual/360	4.433%	101,695.90	42,573.98	0.00	N/A	07/01/24	--	26,643,760.29	26,601,186.31	11/01/21
10	302360010	MU	Livonia	MI	Actual/360	5.032%	104,381.33	59,818.21	0.00	N/A	08/01/24	--	24,091,628.90	24,031,810.69	11/01/21
11	302360011	SS	Various	Various	Actual/360	4.720%	67,968.47	144,611.68	0.00	N/A	08/01/34	--	16,722,697.41	16,578,085.73	11/01/21
12	302360012	RT	Various	Various	Actual/360	4.558%	99,419.50	0.00	0.00	N/A	07/01/24	--	25,330,000.00	25,330,000.00	11/01/21
13	302360013	MF	Houston	TX	Actual/360	4.400%	70,248.09	31,907.14	0.00	N/A	07/01/24	--	18,540,550.57	18,508,643.43	11/01/21
15	302211016	RT	Charlottesville	VA	Actual/360	4.537%	67,645.86	34,131.37	0.00	N/A	04/01/24	--	17,314,632.29	17,280,500.92	02/01/20
16	883100276	RT	Various	NY	Actual/360	4.605%	66,080.14	31,892.02	0.00	N/A	07/06/24	--	16,664,109.13	16,632,217.11	11/06/21
17	883100264	MF	Stephenville	TX	Actual/360	4.520%	56,156.16	37,292.72	0.00	N/A	07/06/24	--	14,427,787.63	14,390,494.91	11/06/21
18	302360018	OF	Basking Ridge	NJ	Actual/360	4.340%	63,313.38	24,272.45	0.00	N/A	06/01/24	--	16,941,292.98	16,917,020.53	11/01/21
20	302360020	OF	Needham	MA	Actual/360	4.659%	59,259.18	19,715.80	0.00	N/A	07/01/24	--	14,770,789.78	14,751,073.98	11/01/21
21	302360021	OF	Wollaston	MA	Actual/360	4.553%	56,855.51	0.00	0.00	N/A	08/01/24	--	14,500,000.00	14,500,000.00	11/01/21
22	883100255	MU	San Francisco	CA	Actual/360	4.555%	53,442.17	0.00	0.00	N/A	07/06/24	--	13,625,000.00	13,625,000.00	11/06/21
23	695100320	MU	Tucson	AZ	Actual/360	4.572%	46,677.96	22,814.28	0.00	N/A	07/06/24	--	11,856,224.70	11,833,410.42	11/06/21
24	302360024	MH	Palm Desert	CA	Actual/360	4.548%	46,989.78	20,105.45	0.00	N/A	04/01/24	--	11,997,094.07	11,976,988.62	11/01/21
25	883100275	RT	Orlando	FL	Actual/360	4.500%	43,928.29	17,887.32	0.00	N/A	07/06/24	--	11,336,332.34	11,318,445.02	11/06/21
26	302360026	MF	Waco	TX	Actual/360	4.780%	41,758.37	19,093.52	0.00	N/A	03/01/24	--	10,145,102.77	10,126,009.25	11/01/21
27	302360027	OF	Pittsburgh	PA	Actual/360	4.580%	25,582.02	57,479.51	0.00	N/A	06/01/29	--	6,486,496.29	6,429,016.78	11/01/21
29	883100254	MU	San Francisco	CA	Actual/360	4.555%	41,675.09	0.00	0.00	N/A	07/06/24	--	10,625,000.00	10,625,000.00	11/06/21
30	695100310	SS	Fayetteville	GA	Actual/360	4.553%	35,250.57	16,753.04	0.00	N/A	07/06/24	--	8,991,026.08	8,974,273.04	11/06/21
31	695100324	LO	Falmouth	MA	Actual/360	4.778%	37,106.91	15,488.40	0.00	N/A	08/06/24	--	9,018,814.44	9,003,326.04	03/06/20

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	883100269	OF	Syracuse	NY	Actual/360	4.675%	35,245.89	16,467.73	0.00	N/A	08/06/24	--	8,755,231.62	8,738,763.89	11/06/21
33	883100267	LO	Goodlettsville	TN	Actual/360	4.600%	24,227.47	52,783.95	0.00	N/A	08/06/24	--	6,116,332.68	6,063,548.73	11/06/21
34	695100321	OF	Chandler	AZ	Actual/360	4.569%	37,959.65	13,119.69	0.00	N/A	07/06/24	--	9,648,100.31	9,634,980.62	11/06/21
35	302360035	OF	El Segundo	CA	Actual/360	4.700%	35,390.11	16,473.67	0.00	N/A	07/01/24	--	8,744,295.34	8,727,821.67	11/01/21
36	883100261	RT	Gilbert	AZ	Actual/360	4.440%	33,722.82	14,074.20	0.00	N/A	07/06/24	--	8,820,266.91	8,806,192.71	11/06/21
37	695100331	RT	Wailuku	HI	Actual/360	4.560%	34,898.85	12,044.76	0.00	N/A	08/06/24	--	8,887,653.48	8,875,608.72	11/06/21
38	302360038	MH	Medley	FL	Actual/360	4.700%	31,851.10	14,826.30	0.00	N/A	05/01/24	--	7,869,865.97	7,855,039.67	11/01/21
39	695100323	OF	Encino	CA	Actual/360	4.575%	33,905.89	11,688.81	0.00	N/A	07/06/24	--	8,606,464.88	8,594,776.07	11/06/21
40	695100318	OF	Los Angeles	CA	Actual/360	4.448%	32,307.64	11,757.38	0.00	N/A	07/06/24	--	8,434,924.98	8,423,167.60	11/06/21
41	302360041	MH	West Palm Beach	FL	Actual/360	4.480%	30,103.11	12,358.69	0.00	N/A	05/01/24	--	7,803,224.82	7,790,866.13	11/01/21
42	302360042	LO	Franklin	WI	Actual/360	4.699%	29,717.15	13,840.85	0.00	N/A	07/01/24	--	7,344,949.11	7,331,108.26	11/01/21
43	695100329	OF	Various	MI	Actual/360	4.995%	31,201.36	12,927.09	0.00	N/A	08/06/24	--	7,254,021.47	7,241,094.38	11/06/21
44	695100327	RT	West Bend	WI	Actual/360	4.618%	29,067.12	12,030.53	0.00	08/06/24	08/06/29	--	7,309,520.03	7,297,489.50	11/06/21
45	302360045	MF	Camden	SC	Actual/360	4.677%	28,581.16	9,437.18	0.00	N/A	07/01/24	--	7,096,649.10	7,087,211.92	11/01/21
46	695100338	SS	South Gate	CA	Actual/360	4.833%	25,781.90	11,347.76	0.00	N/A	08/06/24	--	6,194,966.69	6,183,618.93	11/06/21
47	695100322	OF	City of Industry	CA	Actual/360	4.730%	23,166.72	10,662.04	0.00	N/A	07/06/24	--	5,687,798.59	5,677,136.55	11/06/21
48	695100319	MF	Columbus	OH	Actual/360	4.664%	21,106.18	9,959.87	0.00	N/A	07/06/24	--	5,255,231.10	5,245,271.23	11/06/21
49	695100328	RT	Bolingbrook	IL	Actual/360	4.618%	21,800.34	9,022.90	0.00	08/06/24	08/06/29	--	5,482,139.87	5,473,116.97	11/06/21
50	695100311	SS	Newnan	GA	Actual/360	4.553%	20,044.44	9,526.24	0.00	N/A	07/06/24	--	5,112,544.26	5,103,018.02	11/06/21
52	883100280	MU	Ithaca	NY	Actual/360	4.875%	21,761.28	8,138.98	0.00	N/A	08/06/24	--	5,183,827.31	5,175,688.33	11/06/21
53	695100315	MH	Augusta	GA	Actual/360	4.893%	20,355.07	8,811.50	0.00	N/A	07/06/24	--	4,831,014.00	4,822,202.50	11/06/21
54	302360054	RT	Ambler	PA	Actual/360	4.330%	17,972.58	8,398.72	0.00	N/A	05/01/24	--	4,820,179.87	4,811,781.15	11/01/21
55	695100332	RT	Ottawa	IL	Actual/360	4.655%	19,331.40	7,884.25	0.00	N/A	08/06/24	--	4,822,635.13	4,814,750.88	11/06/21
56	695100326	RT	Newburgh	NY	Actual/360	4.670%	18,306.13	8,569.35	0.00	N/A	08/06/24	--	4,552,190.65	4,543,621.30	11/06/21
57	883100237	RT	New York	NY	Actual/360	4.827%	19,535.94	0.00	0.00	N/A	06/06/24	--	4,700,000.00	4,700,000.00	11/06/21
58	883100271	LO	South Bend	IN	Actual/360	5.075%	16,404.84	10,098.72	0.00	N/A	08/06/24	--	3,753,849.21	3,743,750.49	11/06/21
59	695100312	MF	Various	MI	Actual/360	4.953%	16,131.30	6,828.67	0.00	N/A	07/06/24	--	3,782,177.67	3,775,349.00	11/06/21
60	695100308	LO	Fort Worth	TX	Actual/360	5.010%	15,050.51	9,526.75	0.00	N/A	07/06/24	--	3,488,625.37	3,479,098.62	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
61	302360061	MH	Redding	CA	Actual/360	4.640%	14,478.88	6,895.18	0.00	N/A	07/01/24	--	3,623,746.38	3,616,851.20	11/01/21
62	883100252	RT	Atwater	CA	Actual/360	5.250%	15,111.28	8,858.63	0.00	N/A	07/06/24	--	3,342,587.01	3,333,728.38	11/06/21
63	695100307	MF	Nashville	TN	Actual/360	5.197%	14,842.47	5,742.24	0.00	N/A	07/06/24	--	3,316,609.76	3,310,867.52	11/06/21
65	883100235	RT	Staten Island	NY	Actual/360	4.966%	14,053.14	5,197.70	0.00	N/A	04/06/24	--	3,286,300.94	3,281,103.24	11/06/21
68	883100257	RT	Yukon	OK	Actual/360	4.650%	12,240.32	5,806.97	0.00	N/A	07/06/24	--	3,056,894.90	3,051,087.93	11/06/21
69	302360069	MH	Las Vegas	NV	Actual/360	4.650%	10,522.39	5,024.06	0.00	N/A	04/01/24	--	2,627,860.84	2,622,836.78	11/01/21
70	883100232	MF	Toledo	OH	Actual/360	5.068%	11,971.91	4,257.64	0.00	N/A	01/06/24	--	2,743,263.29	2,739,005.65	11/06/21
71	695100316	MF	Clinton Township	MI	Actual/360	4.900%	11,020.70	4,105.01	0.00	N/A	07/06/24	--	2,611,883.21	2,607,778.20	11/06/21
72	883100279	SS	Las Vegas	NV	Actual/360	4.580%	10,067.05	4,253.54	0.00	N/A	04/06/24	--	2,552,568.87	2,548,315.33	11/06/21
73	695100325	RT	Shelbyville	IN	Actual/360	4.878%	9,976.08	4,317.46	0.00	N/A	08/06/24	--	2,374,975.10	2,370,657.64	07/06/20
74	883100278	SS	Dallas	TX	Actual/360	4.580%	9,347.97	3,949.72	0.00	N/A	04/06/24	--	2,370,242.58	2,366,292.86	11/06/21
75	695100313	RT	Chicago	IL	Actual/360	4.797%	9,050.64	4,061.46	0.00	N/A	07/06/24	--	2,191,041.43	2,186,979.97	11/06/21
76	695100314	SS	Anderson	SC	Actual/360	4.775%	8,644.34	3,911.39	0.00	N/A	07/06/24	--	2,102,321.35	2,098,409.96	11/06/21
Totals							3,721,986.43	1,491,065.97	0.00				968,861,580.47	967,370,514.50
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	20,061,378.85	10,537,918.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,703,056.52	4,993,985.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,071,299.00	4,260,702.58	01/01/21	06/30/21	--	0.00	500,646.65	0.00	0.00	0.00	0.00
4	12,399.14	(567,318.58)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,910,331.55	1,316,040.14	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,960,424.83	2,029,139.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,634,744.00	1,008,475.00	01/01/18	09/30/18	06/11/21	17,563,705.39	53,898.39	177,824.12	177,824.12	0.00	0.00
8	2,687,113.58	1,355,337.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,666,256.00	1,979,088.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,833,750.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,874,551.60	6,567,429.20	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,423,684.24	1,250,974.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,624,003.00	0.00	--	--	06/11/21	16,545,056.04	703,711.10	37,075.04	1,432,043.59	0.00	0.00
16	1,419,505.00	1,174,010.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	2,892,660.86	2,255,285.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,252,601.35	85,618.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,048,598.23	401,740.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,208,691.52	59,472.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,070,657.22	668,974.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,169,931.13	380,458.61	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	775,124.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	945,975.00	457,147.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	850,564.00	801,162.00	04/01/19	03/31/20	08/11/21	2,608,895.18	184,456.81	41,802.63	866,672.65	89,129.42	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1,147,023.26	547,158.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	(362,095.91)	(9,387.57)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	703,935.68	658,389.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	985,708.18	476,320.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,048,842.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	641,917.10	396,244.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	505,365.14	296,984.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	661,430.24	382,221.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	224,896.45	400,519.68	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,232,973.04	582,329.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	847,594.07	630,556.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	899,528.60	218,959.79	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	723,781.90	670,275.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	952,498.29	481,874.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	761,792.20	385,200.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	687,467.86	600,820.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	713,473.05	695,123.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	337,200.54	120,305.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	437,597.64	412,121.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	593,523.21	300,452.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	254,201.31	292,805.31	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	397,263.23	145,996.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	171,626.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	480,845.69	414,950.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	439,378.57	269,907.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	319,079.00	242,198.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	2,642.76	0.00
68	325,139.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	360,348.37	158,458.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	240,208.00	0.00	--	--	10/13/20	608,006.20	34,772.18	11,662.96	192,455.59	114,964.11	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	251,237.54	227,624.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	411,383.23	253,657.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	98,545,713.49	52,214,461.33				37,325,662.81	1,477,485.13	268,364.76	2,668,995.95	206,736.29	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	3	28,654,484.60	1	17,280,500.92	0	0.00	0	0.00	0	0.00	0	0.00	4.571137%	4.536567%	35
10/18/21	0	0.00	0	0.00	3	28,708,421.83	1	17,314,632.29	0	0.00	0	0.00	0	0.00	0	0.00	4.571223%	4.536646%	36
09/17/21	0	0.00	0	0.00	3	28,765,838.24	1	17,350,809.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571313%	4.536727%	37
08/17/21	0	0.00	0	0.00	3	28,819,332.90	1	17,384,666.75	0	0.00	0	0.00	0	0.00	0	0.00	4.571398%	4.536804%	38
07/16/21	0	0.00	0	0.00	3	28,872,614.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571483%	4.536881%	39
06/17/21	0	0.00	0	0.00	3	28,929,399.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571415%	4.536922%	39
05/17/21	0	0.00	0	0.00	3	28,982,244.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571498%	4.536997%	41
04/16/21	0	0.00	0	0.00	3	29,038,607.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571584%	4.518173%	42
03/17/21	0	0.00	0	0.00	3	29,091,018.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571666%	4.518275%	43
02/18/21	0	0.00	0	0.00	4	36,613,881.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571758%	4.518392%	44
01/15/21	0	0.00	1	7,472,754.18	4	102,540,692.53	0	0.00	0	0.00	2	119,951,936.70	0	0.00	0	0.00	4.571976%	4.518839%	45
12/17/20	1	7,486,024.25	0	0.00	4	102,689,142.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572042%	4.518904%	46
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	302360007	10/01/21	0	B	177,824.12	177,824.12	27,447.69	33,560,692.44	12/20/17	1
15	302211016	02/01/20	20	6	37,075.04	1,432,043.59	15,250.00	17,995,803.66	10/30/19	2		07/06/21
31	695100324	03/06/20	19	6	41,802.63	866,672.65	138,714.07	9,312,974.03	06/15/20	13
73	695100325	07/06/20	15	6	11,662.96	192,455.59	137,166.11	2,440,129.35	07/08/20	1
Totals					268,364.76	2,668,995.95	318,577.87	63,309,599.48
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		931,592,806	902,938,321	11,373,984		17,280,501
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		35,777,709	35,777,709		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	967,370,515	938,716,030	0	0	11,373,984	17,280,501
Oct-21	968,861,580	940,153,159	0	0	11,393,790	17,314,632
Sep-21	970,444,339	941,678,500	0	0	11,415,029	17,350,809
Aug-21	971,923,206	943,103,874	0	0	11,434,666	17,384,667
Jul-21	973,396,205	944,523,590	0	0	28,872,615	0
Jun-21	979,946,550	951,017,151	0	0	28,929,400	0
May-21	981,416,868	952,434,623	0	0	28,982,244	0
Apr-21	982,980,554	953,941,946	0	0	29,038,608	0
Mar-21	984,438,833	955,347,815	0	0	29,091,018	0
Feb-21	986,190,166	949,576,285	0	0	36,613,881	0
Jan-21	986,649,384	876,635,937	0	7,472,754	102,540,693	0
Dec-20	988,185,902	878,010,734	7,486,024	0	102,689,143	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	302360007	33,456,853.74	33,560,692.44	17,900,000.00	12/22/20	1,008,475.00	0.81010	09/30/18	08/01/24	272
15	302211016	17,280,500.92	17,995,803.66	7,500,000.00	08/24/20	1,551,567.00	0.84690	12/31/20	04/01/24	268
31	695100324	9,003,326.04	9,312,974.03	8,200,000.00	06/24/21	659,959.00	1.04560	03/31/20	08/06/24	272
73	695100325	2,370,657.64	2,440,129.35	3,750,000.00	06/04/14	183,611.00	1.07040	12/31/19	08/06/24	272
Totals		62,111,338.34	63,309,599.48	37,350,000.00		3,403,612.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	302360007	OF	TX	12/20/17	1

The Loan was transferred to LNR on 12/21/2017 for imminent default due to tenancy issues after several of the Propertys tenants, Williams Morgan, P.C. (20,141 SF), Docs On Demand, Inc. (10,260 SF), Focus Exploration, LLC (7,944 SF), and

Mattress Dis

c ounters (3,991sf), vacated the Property. The Property is a 218,689 SF, 11 story office bldg on a 3.33 acre site located in Houston, Texas. As of 12/2019, NOI/DSCR/Occ was $903K/0.42x/50.7%. The Loan is current and the

Borrower is continuing to fund s hortfalls. The Borrowers modification proposal is in the process of being evaluated and Loan Modification discussions with the Borrower are ongoing.

15	302211016	RT	VA	10/30/19	2

10/5/2021 Loan transferred to Special Servicing on 10/31/2019 for an imminent default. The Borrower had notified the Master Servicer that they were no longer going to be able to make the monthly payment and pay operating expenses. Midland worked w ith the Borrower to make sure that operating expenses were paid until the receiver was appointed. A receiver was appointed on 3/2/2020. The receiver is working to address deferred maintenance and leasing. The mall is currently open and the receiver c ontinues to work to assess tenants requests for relief. An inspection of the property was performed on 2/25/2020 and found the property to be in overall fair condition. There are a number of deferred maintenance issues that the receiver is working to address. Midland attempted to work with the ground lessor to sell the property. An agreement could not be reached. The Lender foreclosed on the property on July16th. Lender took title on 10/1/2021.

Ground lease defaults have been removed and a new ground lease is in effect with new owner. JLL was engaged to manage and lease the property.

31	695100324	LO	MA	06/15/20	13

The Borrower came in for a relief request associated with COVID19. The loan transferred to Special Servicing on 6/15/2020. The Borrower has signed a pre-negotiation letter. The Borrower has not yet provided a modification proposal. Lender is dual tracking foreclosure while discussions with Borrower are ongoing.

73	695100325	RT	IN	07/08/20	1

Matter was transferred to SS on 7/8/2020 due to 60+ day loan payment delinquency. SS continues to communicate with the Borrower representatives and negotiate a potential bring current of the Loan while dual tracking foreclosure in the

	absence of a n	egotiated resolution. Foreclosure proceedings are advancing as are negotiations with the Borrower who requested and received a payoff statement as they are seeking a potential DPO offer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	883100266	128,482,470.20	4.43400%	74,227,310.59 4.43400%		9	12/11/20	04/06/20	01/11/21
5	883100268	0.00	4.70500%	0.00	4.70500%	8	08/12/20	05/06/20	01/11/21
Totals		128,482,470.20		74,227,310.59
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	1,169.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	7,212.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,727.46	0.00	0.00	64,568.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	10,722.78	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	3,500.00	0.00	0.00	2,530.37	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,939.69	0.00	1,169.23	77,821.15	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		96,930.07

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30